RELATED PARTY TRANSACTIONS	May 08, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 3. RELATED PARTY TRANSACTIONS
Amounts due to related party represent formation costs paid on behalf of the Company by its stockholder. The Company’s stockholder is expected to pay the accrued expenses of the Company at the closing of the Business Combination.